RENN FUND, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 16.44%
101,119	Fidelity Government Cash Reserves Portfolio - Institutional Class, 4.04%	$101,119	$101,119
3,186,364	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 4.23%	3,186,364	3,186,364
	Total Money Market Funds	3,287,483	3,287,483

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	540,225	-
	Total Convertible Bonds	540,225	-

	COMMON EQUITIES – 81.05%
	Accomodations – 0.23%
2,000	Civeo Corp.	54,150	46,000

	Communication Services – 0.04%
400	IG Port, Inc.(4)	6,557	4,152
200	TOEI Animation Co. Ltd.(4)	4,839	4,125
		11,396	8,277

	Electric Power Generation, Transmission and Distribution – 2.63%
47,600	Hawaiian Electric Industries, Inc.(2)	498,711	525,504

	Financial Services – 0.23%
973	Associated Cap Group - Class A	40,594	32,625
2	Fairfax Financial Holdings Ltd.	2,734	3,497
416	Fairfax India Holdings Corp.(2)(4)	6,734	7,159
2	White Mountains Insurance Group, Inc.	3,456	3,343
		53,518	46,624

	Hospitality – 1.14%
7,300	Carnival Corp.(2)	104,635	211,043
50	Royal Caribbean Ltd.	2,940	16,179
		107,575	227,222

	Live Sports (Spectator Sports) – 1.54%
5,091	Big League Advance, LLC(1)(2)(3)	280,000	308,362

	Metal Mining – 4.42%
3	Anglo American PLC	46	57
580	Franco-Nevada Corp.	83,192	129,288
19,502	Mesabi Trust	534,308	570,824
1,640	Wheaton Precious Metals Corp.	68,954	183,418
1	Valterra Platnium Ltd.	7	12
		686,507	883,599

	Medicinal Chemicals and Botanical Products – 15.35%
154,456	FitLife Brands, Inc.(2)	9,131,687	3,072,130

	Oil and Gas – 30.12%
1,400	Liberty Energy, Inc.	27,247	17,276
19,347	Permian Basin Royalty Trust	299,728	353,083
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,306	PrairieSky Royalty Ltd.(4)	207,079	302,523

100	Sabine Royalty Trust	8,002	7,946
5,724	Texas Pacific Land Corp.	1,079,738	5,344,155
		1,722,850	6,024,983

	Other Financial Investment Activities – 2.68%
91,300	Urbana Corp.(4)	343,078	499,241
6,900	Urbana Corp. Class A(4)	23,305	36,193
		366,383	535,434

	Real Estate – 0.02%
2	J.G. Boswell Company	1,118	999
240	Tejon Ranch(2)	4,227	3,835
		5,345	4,834

	Remediation and Other Waster Management Services – 0.05%
322	Aris Water Solutions, Inc. - Class A	8,787	7,941
100	Pure Cycle Corp.(2)	1,029	1,107
		9,816	9,048

	Securities and Commodity Exchanges – 3.10%
720	Bakkt Holdings, Inc.(2)	16,978	24,228
3,000	CNSX Markets, Inc.(1)(2)(3)(4)	13,502	15,089
240	Intercontinental Exchange, Inc.(4)	30,806	40,435
7,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	253,610
4,659	Miami Intl Holdings, Inc.(1)(2)(3)	107,157	187,571
4,350	TXSE Group, Inc.(2)	100,050	100,050
		373,493	620,983

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 3.72%
1,652	Grayscale Bitcoin Mini Trust(2)	39,871	83,641
4	Grayscale Ethereum Classic Trust(2)	46	38
7,282	Grayscale Bitcoin Trust(2)	249,806	653,705
114	iShares Bitcoin Trust(2)	4,037	7,410
4	iShares Silver Trust ETF(2)	111	169
		293,871	744,963

	Software Publisher – 1.00%
11,621	SB Technology, Inc.(1)(3)	199,997	199,997

	Support Activities for Water Transportation – 5.72%
21,448	Landbridge Company LLC	368,273	1,144,251

	Surgical & Medical Instruments & Apparatus – 6.58%
615,000	Apyx Medical Corp.(2)	1,470,958	1,316,100

	Water, Sewage and Other Systems – 2.48%
19,664	Waterbridge Infrastructure LLC - Class A.	393,280	495,926

	Total Common Equities	16,027,810	16,214,237

	OPEN ENDED MUTUAL FUNDS – 0.60%
1	Horizon Kinetics Equity Opportunities Fund, L.P.(2)(6)	64,250	96,150
824	Kinetics Spin-Off and Corporate Restructuring Fund(6)	13,168	22,866
	Total Open Ended Mutual Funds	77,418	119,016

	PREFERRED STOCKS – 1.67%
22,633	Diamond Standard, Inc. Junior-1 Preferred(1)(2)(3)	135,800	236,515
837	Diamond Standard, Inc. Junior-2 Preferred(1)(2)(3)	7,533	7,541
8,333	Diamond Standard, Inc.(1)(2)(3)	49,998	89,496
	Total Preferred Stocks	193,331	333,552

	WARRANTS – 0.14%
1,066	Miami International Holdings, Inc., Exercise Price: $7.50, Expiration Date: March 31, 2026(1)(2)(3)	-	27,236
	Total Warrants	-	27,236

	TOTAL INVESTMENTS – 99.90%	$20,126,267	$19,981,524
	OTHER ASSETS LESS LIABILITIES – 0.09%		18,567
	NET ASSETS - 100.00%		$20,000,091

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.07%
	EXCHANGE TRADED FUNDS – 0.06%
(24)	Direxion Daily Energy Bear 2X Shares ETF	(504)	(486)
(190)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(10,103)	(2,078)
(401)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(9,601)	(1,724)
(82)	Direxion Daily S&P Biotech Bear 3X Shares ETF	(5,682)	(3,316)
(4)	Direxion Daily S&P Oil & Gas Bear 2X Shares ETF	(37)	(34)
(55)	ProShares Ultra VIX Short-Term Futures ETF(2)	(2,106)	(574)
(27)	ProShares UltraShort ETF(2)	(633)	(415)
(22)	ProShares UltraShort Bloomberg Natural Gas ETF(2)	(789)	(765)
(15)	ProShares UltraShort Energy ETF(2)	(518)	(500)
(6)	ProShares UltraShort NASDAQ ETF	(81)	(79)
(64)	ProShares VIX Short-Term Futures ETF(2)	(4,096)	(2,067)
	Total Exchange Traded Funds	(34,150)	(12,038)

	EXCHANGE TRADED NOTES – 0.01%
(89)	iPath Series B S&P VIX Short-Term Futures ETN(2)	(6,080)	(2,951)
	Total Exchange Traded Notes	(6,080)	(2,951)

	TOTAL SECURITIES SOLD SHORT – 0.06%	$(40,230)	$(14,989)

(1)	See Semi-Annual Report Note 5 - Fair Value Measurements.

(2)	Non-Income Producing.

(3)	Big League Advance, LLC., CNSX Markets, Inc., Diamond Standard, Inc., Miami International Holdings, Inc. and SB Technology Inc. are each currently a private company. These securities are illiquid and valued at fair value.

(4)	Foreign security denominated in U.S. Dollars.

(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.

(6)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.

See accompanying Consolidated Notes to Schedule of Investments.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

As of September 30, 2025 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund and the Horizon Kinetics Equity Opportunities Fund, LP is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

							Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Horizon Kinetics Equity Opportunities Fund, LP	$0	$64,250	$-	$-	$31,900	$96,150	$-	$-
Kinetics Spin-off and Corporate	26,648	-	-	-	(3,782)	22,866	-	-
Restructuring Fund
Total	$26,648	$64,250	$-	$-	$28,118	$119,016	$-	$-

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Horizon Kinetics Equity Opportunities Fund, LP	0	1	-	-	1
Kinetics Spin-off and Corporate	824	-	-	-	824
Restructuring Fund	824	1	-	-	825